Long-Term Debt and Capital Lease Obligations	12 Months Ended
Dec. 31, 2012
Long-Term Debt and Capital Lease Obligations

14. Long-Term Debt and Capital Lease Obligations

	December 31,
	2012	2011
7 3/4% senior notes due 2016 (a)	—	220,555
6 3/4% senior notes due 2020	400,000	400,000
6.0% senior notes due 2022	300,000	—
3 3/4% convertible senior subordinated notes due 2012 (b)	—	146,867
Notes payable to former shareholders of acquired businesses	23,000	29,445

Total debt	723,000	796,867
Less current portion	6,000	153,312

Long-term debt, net of current portion	717,000	643,555

Total capital lease obligations	45	94
Less current portion	21	70

Capital lease obligations, net of current portion	24	24

Long-term debt and capital lease obligations, net of current portion	$717,024	$643,579

(a)	Balance at December 31, 2011 includes $215.0 million principal amount of our 2016 Notes plus unamortized deferred gain of $5.6 million.
(b)	Balance at December 31, 2011 includes $149.9 million principal amount of Convertible Notes net of discount of $3.1 million.

Issuance of 6.0 % Senior Notes Due 2022. On November 27, 2012, we completed the private offering of $300.0 million aggregate principal amount of 6.0% Senior Notes due 2022. The 2022 Notes were issued at a price of 100% of their principal amount. The 2022 Notes and related guarantees were offered only to qualified institutional buyers in reliance on the exemption from registration set forth in Rule 144A under the Securities Act, and outside the United States to non-U.S. persons in reliance on the exemption from registration set forth in Regulation S under the Securities Act. The 2022 Notes and the related guarantees have not been registered under the Securities Act, or the securities laws of any state or other jurisdiction. The net proceeds from the issuance of the 2022 Notes were $292.6 million after deducting debt issuance costs. The net proceeds were used to fund the purchase of our 7 3/4% senior notes due 2016, or 2016 Notes, in a concurrent tender offer as described below. In addition, we used approximately $75.3 million of the net proceeds to repay outstanding principal and accrued interest under our senior bank revolving credit facility that was replaced by the senior bank revolving credit facility entered into by the Company on November 27, 2012. The 2022 Notes are guaranteed, with certain exceptions, by our existing and future domestic subsidiaries. The 2022 Notes and the guarantees are our and the guarantors’ general unsecured senior obligations. The indebtedness evidenced by the 2022 Notes and the guarantees (i) rank equally in right of payment with all of FTI Consulting, Inc.’s and the guarantors’ existing and future senior indebtedness, (ii) rank senior in right of payment to any existing and future subordinated indebtedness, (iii) are effectively junior to all of FTI Consulting, Inc.’s and the guarantors’ secured debt, including borrowings under the Senior Secured Credit Facility (as defined below), to the extent of the value of the collateral securing such indebtedness, and (iv) are structurally subordinated to all existing and future indebtedness and other liabilities of any current and future non-guarantor subsidiaries (other than indebtedness and liabilities owed to FTI Consulting, Inc. or one of its guarantor subsidiaries). Interest on the 2022 Notes accrues at the rate of 6.0% per year, payable semi-annually in cash in arrears on November 15 and May 15 of each year, commencing on May 15, 2013. The 2022 Notes will mature on November 15, 2022.

The 2022 Notes are subject to redemption at our option, in whole or in part, at any time after November 15, 2017, upon not less than 30 nor more than 60 days prior notice at the following redemption prices (expressed as percentages of the principal amount to be redeemed) set forth below, plus accrued and unpaid interest, if any, to, but excluding, the redemption date.

Year	Redemption Price
2017	103.000%
2018	102.000%
2019	101.000%
2020 and thereafter	100.000%

Debt issue costs of approximately $7.4 million were capitalized and are being amortized over the term of the 2022 Notes.

6 3/4% Senior Notes Due 2020. The 2020 Notes have been registered with the SEC. Cash interest is payable semi-annually beginning April 1, 2011 at a rate of 6 3/4% per year. The 2020 Notes will mature on October 1, 2020. The 2020 Notes are guaranteed, with certain exceptions, by our existing and future domestic subsidiaries. The 2020 Notes and the guarantees are our and the guarantors’ general unsecured senior obligations. The indebtedness evidenced by the 2020 Notes and the guarantees (i) rank equally in right of payment with all of FTI Consulting, Inc.’s and the guarantors’ existing and future senior indebtedness, (ii) rank senior in right of payment to any existing and future subordinated indebtedness, (iii) are effectively junior to all of FTI Consulting, Inc.’s and the guarantors’ secured debt, including borrowings under the Senior Secured Credit Facility (as defined below), to the extent of the value of the collateral securing such indebtedness, and (iv) are structurally subordinated to all existing and future indebtedness and other liabilities of any current and future non-guarantor subsidiaries (other than indebtedness and liabilities owed to FTI Consulting, Inc. or one of its guarantor subsidiaries). Interest on the 2020 Notes accrues at the rate of 6 3/4% per year, payable semi-annually in cash in arrears on April 1 and October 1 of each year, commencing on April 1, 2011. The 2020 Notes will mature on October 1, 2020.

The 2020 Notes are subject to redemption at our option, in whole or in part, at any time after October 1, 2015, upon not less than 30 nor more than 60 days’ prior notice at the following redemption prices (expressed as percentages of the principal amount to be redeemed) set forth below, plus accrued and unpaid interest, if any, to, but excluding, the redemption date:

Year	Redemption Price
2015	103.375%
2016	102.250%
2017	101.125%
2018 and thereafter	100.000%

Debt issue costs of approximately $9.8 million were capitalized and are being amortized over the term of the 2020 Notes.

7 3/4% senior notes due 2016. The 2016 Notes were registered with the SEC. Cash interest was payable semiannually beginning April 1, 2007 at a rate of 7.75% per year. We had the option to redeem some or all of these notes at the redemption prices (expressed as percentages of the principal amount) set forth below plus accrued and unpaid interest on the notes redeemed to the applicable redemption date, if redeemed during the twelve month period beginning on October 1, of the years indicated below, subject to the rights of holders of notes on the relevant record date to receive interest, if any, to, but excluding, the relevant interest payment date:

Year	Percentage
2011	103.875%
2012	102.583%
2013	101.292%
2014 and thereafter	100.000%

These notes were senior unsecured indebtedness of ours and rank equal in right of payment with all of our other unsubordinated, unsecured indebtedness.

On November 9, 2012, we commenced a cash tender offer, or Tender Offer, for any and all of the outstanding 2016 Notes. In connection with the Tender Offer, we solicited consents to certain proposed amendments to the indenture dated as of October 3, 2006, under which the 7 5/8% senior notes due 2013, (“2013 Notes”), were issued, that would, among other modifications, eliminate substantially all of the restrictive covenants and certain events of default in the indenture. The total consideration for each $1,000.00 principal amount of 2016 Notes validly tendered, and not validly withdrawn, prior to the consent payment deadline and accepted for purchase was $1,029.58. The tender offer consideration for each $1,000 principal amount of 2016 Notes validly tendered, and not validly withdrawn, after the consent payment deadline but prior to the expiration date and accepted for purchase was $1,019.58. The tender offer consideration is the total consideration minus the consent payment. Holders who validly tendered, and did not validly withdraw, 2016 Notes accepted for payment by FTI Consulting, Inc. received accrued and unpaid interest from the most recent interest payment date for the 2016 Notes to, but not including, the applicable payment date.

At the expiration of the consent payment deadline on November 27, 2012, an aggregate principal amount of $128.3 million of the 2016 Notes had been tendered. We used approximately $133.7 million of the net proceeds from the offering of the 2022 Notes to fund the purchase of the 2016 Notes, pay the accrued and unpaid interest of approximately $1.6 million on the purchased 2016 Notes and make the related consent payments. We also received consents from holders of the required majority of the principal amount of the 2016 Notes to, among other modifications, eliminate substantially all of the restrictive covenants and certain events of default in the indenture governing the 2016 Notes. On December 27, 2012, we redeemed all of the 2016 Notes that remained outstanding as of the tender offer expiration date of December 11, 2012 in the aggregate principal amount of approximately $86.7 million. The redemption price for such 2016 Notes was 102.583% of the principal amount plus accrued and unpaid interest. Interest on the redeemed 2016 Notes ceased to accrue on and after December 11, 2012, and the only remaining right of the holders is to receive payment of the redemption price and interest accrued until, but not including, December 11, 2012 upon surrender to the paying agent of such 2016 Notes.

We recognized a total loss on our early extinguishment of debt of approximately $4.9 million, which includes $4.6 million from the recognition of the unamortized deferred gain related to the interest rate swap terminations. This loss has been recorded in “Loss on early extinguishment of debt” within the Consolidated Statements of Comprehensive Income (Loss).

7 5/8% senior notes due 2013. The 2013 Notes with an aggregate principal amount of $200.0 million were registered with the SEC. Cash interest was payable semi-annually beginning December 15, 2005 at a rate of 7 5/8% per year. In August 2005, we entered into two interest rate swap contracts with an aggregate notional amount of $60.0 million to receive interest at 7 5/8% and pay a variable rate of interest based upon LIBOR as the benchmark interest rate. The swaps were designated as fair value hedges and were accounted for as effective hedges, in accordance with ASC 815-20-25, Derivatives and Hedging. No hedge ineffectiveness was recognized as the critical provisions of the interest rate swap agreements matched the applicable provisions of the debt. On June 15, 2009, the counterparties to the swaps exercised their right to terminate the swaps as which resulted in a $2.3 million gain on termination. The gain was amortized as a reduction to interest expense over the remaining term of the 2013 Notes, resulting in an effective interest rate of 6.5% per annum on $60.0 million of the 2013 Notes.

On September 14, 2010, we commenced a cash tender offer for any and all of our outstanding 2013 Notes for a price equal to $1,021.56 per $1,000 principal amount of the notes, which included $1,001.56 as the tender offer consideration and $20.00 as a consent payment (the “Tender Offer”). At the expiration of the consent payment deadline, an aggregate of $185.8 million 2013 Notes had been tendered. On November 1, 2010, we redeemed all the 2013 Notes outstanding as of the Tender Offer expiration date of October 12, 2010 in the aggregate principal amount of approximately $14.2 million. The redemption price for such 2013 Notes was 101.906% of the principal plus accrued and unpaid interest.

We recognized a loss on our early extinguishment of debt of approximately $5.2 million, consisting primarily of the consent payment and premium and write-off of unamortized deferred costs. This loss was recorded in “Loss on early extinguishment of debt” within the Consolidated Statements of Comprehensive Income (Loss).

3  3/4% convertible senior subordinated notes due 2012. The Convertible Notes were registered with the SEC. Cash interest was payable semiannually beginning January 15, 2006 at a rate of 3.75% per year. The Convertible Notes matured on July 15, 2012. On July 16, 2012, we repaid all amounts due on our outstanding Convertible Notes. The total repayment of approximately $151.3 million, including $2.8 million of accrued interest, was made using cash on hand and the proceeds of a $75.0 million borrowing under our 2010 senior credit facility.

The following table summarizes the liability and equity components of our Convertible Notes at December 31, 2011:

December 31, 2011
Liability component:
Principal	$149,940
Unamortized discount	(3,073)

Balance of 3 3/4% convertible notes due 2012	$146,867

Equity component (recorded in additional paid-in capital)	$18,019

The discount on the liability component was amortized over the remaining term of the Convertible Notes through July 15, 2012 using the effective interest method. The effective interest rate on the Convertible Notes is 7  5/8%. The components of interest cost on the Convertible Notes for the years ended December 31, 2012 and 2011 were as follows:

	Year Ended December 31,
	2012	2011
Contractual interest	$3,038	$5,623
Amortization of debt discount	3,073	5,352
Amortization of deferred note issue costs	251	641

Total interest expense	$6,362	$11,616

Secured bank credit facility. On November 27, 2012, we entered into a new revolving senior bank credit facility which matures on November 25, 2017 (“Senior Bank Credit Facility”). The Senior Bank Credit Facility consists of a $350.0 million senior secured revolving line of credit. The former revolving credit facility entered into on September 27, 2010 provided for a five-year $250.0 million senior secured revolving line of credit. We did not incur any early termination or prepayment penalties in connection with the replacement of the former credit facility in 2012. Borrowings under the Senior Bank Credit Facility bear interest at an annual rate equal to equal to the LIBOR rate plus an applicable margin or an alternative base rate plus an applicable margin. The alternative base rate means a fluctuating rate per annum equal to the highest of (1) the rate of interest in effect for such day as the prime rate announced by Bank of America, (2) the federal funds rate plus the sum of 50 basis points and (3) the one-month LIBOR rate plus 100 basis points. Under the Senior Bank Credit Facility, the lenders have a security interest in substantially all of the assets of FTI Consulting, Inc. and substantially all of our domestic subsidiaries. Subject to certain conditions, at any time prior to maturity, we will be able to invite existing and new lenders to increase the size of the Senior Bank Credit Facility up to a maximum of $425.0 million.

The credit agreement governing our Senior Bank Credit Facility and the indentures governing our Notes contain covenants which limit our ability to incur additional indebtedness, create liens, pay dividends on our capital stock, make distributions or repurchases of our capital stock or make specified other restricted payments, consolidate, merge or sell assets, guarantee obligations of other entities and our foreign subsidiaries, enter into hedging agreements, enter into transactions with affiliates or related persons and engage in any business other than consulting-related businesses. In addition, the credit agreement governing our Senior Bank Credit Facility includes financial covenants that require us to (i) not to exceed a maximum leverage ratio, (ii) not to exceed a maximum senior secured leverage ratio, and (iii) maintain a minimum fixed charge coverage ratio. At December 31, 2012, we were in compliance with all covenants as stipulated in the credit agreement governing our Senior Bank Credit Facility and the indentures governing our Notes. No borrowings were outstanding under the Senior Bank Credit Facility as of December 31, 2012 or December 31, 2011. However, $1.4 million of the borrowing limit was used (and, therefore, unavailable) as of December 31, 2012 and December 31, 2011 for letters of credit.

Notes payable to shareholders of acquired businesses. In connection with the acquisition of FD International (Holdings) Limited in October 2006 (“FD”), we issued notes to former holders of FD capital shares who elected to receive notes in lieu of cash for acquisition and earn-out consideration. These notes are unsecured and bear interest based on the LIBOR that compounds quarterly. These notes are redeemable at any time prior to their maturity and accordingly they have been classified as a current obligation. The outstanding balance of these notes was $0.4 million at December 31, 2011. No balance remained at December 31, 2012.

In connection with our third quarter 2010 acquisition of FS Asia Advisory Limited (formerly Ferrier Hodgson Hong Kong Group), we issued $35.0 million of notes to selling shareholders as part of the total consideration paid. These notes are unsecured and bear interest at 8% per annum. Payments of unpaid principal and interest are to be made annually on August 19, 2011 through August 19, 2015. The principal payments have been classified as either current or non-current based on the timing of the payments. At December 31, 2012 $12.0 million has been repaid.

Guarantees. Currently, we do not have any debt guarantees related to entities outside of the consolidated group. At December 31, 2012, substantially all of our domestic subsidiaries are guarantors of borrowings under our Senior Bank Credit Facility and our Notes in the amount of $700.0 million.

Future Maturities of Long-Term Debt

For years subsequent to December 31, 2012, scheduled annual maturities of long-term debt outstanding at December 31, 2012 are as follows:

	Long-term Debt	Capital Lease Obligations	Total
2013	$6,000	$21	$6,021
2014	6,000	24	6,024
2015	11,000	—	11,000
2016	—	—	—
2017	—	—	—
Thereafter	700,000	—	700,000

	$723,000	$45	$723,045